UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2016

QS

U.S. LARGE CAP

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Fund name change

Prior to April 1, 2016, the Fund was known as QS Batterymarch U.S. Large Cap Equity Fund. There was no change in the Fund’s investment objective, policies and strategies as a result of this name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective April 1, 2016, QS Investors, LLC became a subadviser, and QS Batterymarch Financial Management, Inc. ceased to be a subadviser, to the Fund. The same portfolio managers will continue to serve the Fund. Additionally, effective April 1, 2016, the Fund’s name changed from QS Batterymarch U.S. Large Cap Equity Fund to QS U.S. Large Cap Equity Fund.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2016

II	QS U.S. Large Cap Equity Fund

Investment commentary

Economic review

The pace of U.S. economic activity moderated during the six months ended May 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s final reading for first quarter 2016 GDP growth — released after the reporting period ended — was 1.1%. This further slowdown was attributed to a number of factors, including a deceleration in PCE, a larger decrease in nonresidential fixed investment and a downturn in federal government spending.

Job growth in the U.S. was generally solid and was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.0%, as reported by the U.S. Department of Labor. By May 2016, unemployment was 4.7%, its lowest level since December 2007.

QS U.S. Large Cap Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, and June 15, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the six months ended May 31, 2016. The market declined during the first three months of the reporting period. This weakness was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied over the last three months of the reporting period. Investor sentiment improved as U.S. economic data was generally positive, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. All told, for the six months ended May 31, 2016, the S&P 500 Indexiv gained 1.93%.

Looking at the U.S. stock market more closely, mid-cap stocks, as measured by the Russell Midcap Indexv, generated the strongest returns, as they gained 2.21% over the reporting period. In contrast, small-cap stocks generated the weakest results, with the Russell 2000 Indexvi falling 2.86%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, returned 1.64%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned -0.20% and 2.88%, respectively, during the six months ended May 31, 2016.

Performance review

For the six months ended May 31, 2016, Class IS shares of QS U.S. Large Cap Equity Fund returned -1.91%. The Fund’s unmanaged benchmark, the Russell 1000 Index, returned 1.64% for the same period. The Lipper Large-Cap Core Funds Category Average1 returned 0.59% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 912 funds in the Fund’s Lipper category, and excluding sales charge, if any.

IV	QS U.S. Large Cap Equity Fund

Performance Snapshot as of May 31, 2016 (unaudited)
6 months
QS U.S. Large Cap Equity Fund:
Class FI	-2.00%
Class I	-1.85%
Class IS	-1.91%
Russell 1000 Index	1.64%
Lipper Large-Cap Core Funds Category Average[1]	0.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2016, the gross total annual operating expense ratios for Class FI, Class I and Class IS shares were 1.17%, 0.80% and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.05% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 912 funds in the Fund’s Lipper category, and excluding sales charge, if any.

QS U.S. Large Cap Equity Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2016

RISKS: Common stocks are subject to market and price fluctuations. Investments in REITs expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	QS U.S. Large Cap Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2016 and November 30, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2015 and held for the six months ended May 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class FI	-2.00%	$1,000.00	$980.00	1.05%	$5.20	Class FI	5.00%	$1,000.00	$1,019.75	1.05%	$5.30
Class I	-1.85	1,000.00	981.50	0.72	3.57	Class I	5.00	1,000.00	1,021.40	0.72	3.64
Class IS	-1.91	1,000.00	980.90	0.70	3.47	Class IS	5.00	1,000.00	1,021.50	0.70	3.54

2	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

[1]	For the six months ended May 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2016

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 96.4%
Consumer Discretionary — 15.6%
Auto Components — 1.5%
Delphi Automotive PLC	31,613	$2,148,420
Gentex Corp.	120,628	2,000,012
Johnson Controls Inc.	72,953	3,220,875
Lear Corp.	34,265	4,069,311
Total Auto Components		11,438,618
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	41,320	5,043,519
Household Durables — 0.3%
Tempur Sealy International Inc.	43,443	2,529,251	*
Internet & Catalog Retail — 2.0%
Amazon.com Inc.	16,053	11,602,948	*
Priceline Group Inc.	3,600	4,551,588	*
Total Internet & Catalog Retail		16,154,536
Leisure Products — 0.3%
Brunswick Corp.	44,601	2,135,050
Media — 3.5%
CBS Corp., Class B Shares	79,488	4,387,738
Charter Communications Inc., Class A Shares	10,928	2,392,576	*
Comcast Corp., Class A Shares	123,410	7,811,853
Time Warner Inc.	55,796	4,221,525
Walt Disney Co.	91,771	9,105,519
Total Media		27,919,211
Multiline Retail — 0.1%
Macy’s Inc.	21,431	711,724
Specialty Retail — 4.9%
Foot Locker Inc.	71,993	4,025,849
Gap Inc.	124,503	2,239,809
Home Depot Inc.	115,576	15,269,901
Lowe’s Cos. Inc.	88,456	7,087,979
Ross Stores Inc.	65,756	3,511,370
TJX Cos. Inc.	90,520	6,890,383
Total Specialty Retail		39,025,291
Textiles, Apparel & Luxury Goods — 2.4%
Michael Kors Holdings Ltd.	54,026	2,307,991	*
NIKE Inc., Class B Shares	146,702	8,100,884
PVH Corp.	59,377	5,569,563

See Notes to Financial Statements.

4	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Skechers USA Inc., Class A Shares	103,120	$3,214,250	*
Total Textiles, Apparel & Luxury Goods		19,192,688
Total Consumer Discretionary		124,149,888
Consumer Staples — 7.8%
Beverages — 2.5%
Coca-Cola Co.	109,570	4,886,822
Dr. Pepper Snapple Group Inc.	30,200	2,760,280
PepsiCo Inc.	125,379	12,684,593
Total Beverages		20,331,695
Food & Staples Retailing — 2.4%
CVS Health Corp.	113,538	10,950,740
Kroger Co.	108,959	3,896,374
Wal-Mart Stores Inc.	21,216	1,501,669
Walgreens Boots Alliance Inc.	33,501	2,592,977
Total Food & Staples Retailing		18,941,760
Food Products — 1.1%
ConAgra Foods Inc.	109,842	5,019,779
J.M. Smucker Co.	26,023	3,360,871
Total Food Products		8,380,650
Household Products — 0.8%
Kimberly-Clark Corp.	20,951	2,661,615
Procter & Gamble Co.	45,026	3,648,907
Total Household Products		6,310,522
Tobacco — 1.0%
Altria Group Inc.	36,507	2,323,306
Philip Morris International Inc.	59,533	5,874,716
Total Tobacco		8,198,022
Total Consumer Staples		62,162,649
Energy — 5.7%
Energy Equipment & Services — 1.0%
Halliburton Co.	36,425	1,536,406
Noble Corp. PLC	233,528	1,947,624
Schlumberger Ltd.	64,657	4,933,329
Total Energy Equipment & Services		8,417,359
Oil, Gas & Consumable Fuels — 4.7%
Apache Corp.	58,237	3,327,662
Chevron Corp.	38,500	3,888,500
EOG Resources Inc.	15,935	1,296,472

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2016

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
EQT Corp.	13,586	$995,175
Exxon Mobil Corp.	119,006	10,593,914
Marathon Petroleum Corp.	97,801	3,406,409
Phillips 66	13,081	1,051,189
QEP Resources Inc.	157,354	2,931,505
Tesoro Corp.	32,739	2,556,261
Valero Energy Corp.	133,046	7,277,616
Total Oil, Gas & Consumable Fuels		37,324,703
Total Energy		45,742,062
Financials — 15.9%
Banks — 5.7%
Bank of America Corp.	405,042	5,990,571
Citigroup Inc.	219,644	10,228,821
East-West Bancorp Inc.	61,642	2,379,381
JPMorgan Chase & Co.	190,147	12,410,895
Regions Financial Corp.	475,616	4,675,305
SunTrust Banks Inc.	33,907	1,485,805
U.S. Bancorp	36,454	1,560,960
Wells Fargo & Co.	134,529	6,823,311
Total Banks		45,555,049
Capital Markets — 1.3%
Ameriprise Financial Inc.	47,313	4,810,313
Bank of New York Mellon Corp.	87,971	3,700,060
Goldman Sachs Group Inc.	13,178	2,101,628
Total Capital Markets		10,612,001
Consumer Finance — 1.4%
American Express Co.	15,744	1,035,325
Discover Financial Services	111,742	6,348,063
Synchrony Financial	105,293	3,285,142	*
Total Consumer Finance		10,668,530
Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B Shares	15,793	2,219,548	*
CME Group Inc.	43,805	4,288,071
Nasdaq Inc.	72,347	4,775,626
Total Diversified Financial Services		11,283,245
Insurance — 3.9%
Allstate Corp.	47,106	3,180,126
American International Group Inc.	57,285	3,315,656

See Notes to Financial Statements.

6	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Insurance — continued
Assured Guaranty Ltd.	87,124	$2,342,764
Hartford Financial Services Group Inc.	70,844	3,200,023
Lincoln National Corp.	62,409	2,861,453
MetLife Inc.	97,121	4,423,862
Old Republic International Corp.	82,826	1,586,946
Principal Financial Group Inc.	73,371	3,269,412
Prudential Financial Inc.	37,267	2,953,410
Travelers Cos. Inc.	36,695	4,188,367
Total Insurance		31,322,019
Real Estate Investment Trusts (REITs) — 1.7%
Boston Properties Inc.	21,468	2,697,025
Camden Property Trust	23,401	1,993,999
Digital Realty Trust Inc.	44,945	4,290,000
Equity Lifestyle Properties Inc.	38,043	2,788,552
Mid-America Apartment Communities Inc.	19,502	2,008,511
Total Real Estate Investment Trusts (REITs)		13,778,087
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A Shares	95,482	2,850,138	*
Realogy Holdings Corp.	36,888	1,209,926	*
Total Real Estate Management & Development		4,060,064
Total Financials		127,278,995
Health Care — 13.4%
Biotechnology — 5.6%
AbbVie Inc.	90,765	5,711,841
Alexion Pharmaceuticals Inc.	8,485	1,280,387	*
Amgen Inc.	50,406	7,961,628
Biogen Inc.	24,802	7,185,884	*
Celgene Corp.	46,618	4,919,131	*
Gilead Sciences Inc.	108,853	9,476,742
Medivation Inc.	84,043	5,081,240	*
Regeneron Pharmaceuticals Inc.	7,441	2,968,438	*
Total Biotechnology		44,585,291
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	31,356	1,242,638
Align Technology Inc.	24,990	1,969,962	*
Edwards Lifesciences Corp.	30,858	3,039,513	*
Medtronic PLC	22,906	1,843,475
Total Health Care Equipment & Supplies		8,095,588

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2016

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Health Care Providers & Services — 3.3%
Aetna Inc.	40,654	$4,603,252
CIGNA Corp.	41,475	5,313,362
Express Scripts Holding Co.	66,506	5,024,528	*
McKesson Corp.	25,484	4,667,140
UnitedHealth Group Inc.	48,022	6,419,101
Total Health Care Providers & Services		26,027,383
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International Inc.	31,253	2,685,570	*
Pharmaceuticals — 3.2%
Allergan PLC	12,110	2,854,932	*
Eli Lilly & Co.	25,427	1,907,788
Johnson & Johnson	49,024	5,524,515
Merck & Co. Inc.	31,500	1,772,190
Mylan NV	22,475	974,067	*
Pfizer Inc.	313,949	10,894,030
Zoetis Inc.	41,274	1,957,213
Total Pharmaceuticals		25,884,735
Total Health Care		107,278,567
Industrials — 10.6%
Aerospace & Defense — 4.9%
Boeing Co.	71,772	9,054,038
General Dynamics Corp.	54,856	7,782,420
Honeywell International Inc.	53,930	6,138,852
Northrop Grumman Corp.	43,843	9,324,091
United Technologies Corp.	65,636	6,601,669
Total Aerospace & Defense		38,901,070
Airlines — 1.8%
Delta Air Lines Inc.	148,007	6,432,385
Southwest Airlines Co.	195,692	8,312,996
Total Airlines		14,745,381
Building Products — 0.3%
AO Smith Corp.	26,116	2,149,347
Commercial Services & Supplies — 1.1%
Tyco International PLC	93,347	3,978,449
Waste Management Inc.	75,280	4,588,316
Total Commercial Services & Supplies		8,566,765
Construction & Engineering — 0.2%
KBR Inc.	105,774	1,539,012

See Notes to Financial Statements.

8	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Industrial Conglomerates — 1.3%
General Electric Co.	336,000	$10,157,280
Machinery — 0.8%
Illinois Tool Works Inc.	41,179	4,366,209
Ingersoll-Rand PLC	33,800	2,258,178
Total Machinery		6,624,387
Road & Rail — 0.2%
Union Pacific Corp.	22,390	1,885,014
Total Industrials		84,568,256
Information Technology — 21.2%
Communications Equipment — 2.1%
Brocade Communications Systems Inc.	292,731	2,652,143
Cisco Systems Inc.	399,550	11,606,928
Juniper Networks Inc.	102,118	2,390,582
Total Communications Equipment		16,649,653
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics Inc.	67,345	4,351,834	*
Avnet Inc.	83,395	3,421,697
Total Electronic Equipment, Instruments & Components		7,773,531
Internet Software & Services — 3.1%
Alphabet Inc., Class A Shares	14,311	10,716,792	*
Alphabet Inc., Class C Shares	5,043	3,710,236	*
eBay Inc.	31,070	759,972	*
Facebook Inc., Class A Shares	82,532	9,805,627	*
Total Internet Software & Services		24,992,627
IT Services — 2.1%
International Business Machines Corp.	7,590	1,166,887
MasterCard Inc., Class A Shares	35,141	3,370,022
PayPal Holdings Inc.	25,815	975,549	*
Sabre Corp.	54,648	1,539,434
Visa Inc., Class A Shares	80,009	6,315,910
Xerox Corp.	338,295	3,372,801
Total IT Services		16,740,603
Semiconductors & Semiconductor Equipment — 4.3%
First Solar Inc.	22,690	1,126,559	*
Intel Corp.	270,398	8,541,873
Maxim Integrated Products Inc.	219,012	8,313,696
QUALCOMM Inc.	29,969	1,645,897
Skyworks Solutions Inc.	30,265	2,020,491

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2016

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Teradyne Inc.	174,909	$3,464,947
Texas Instruments Inc.	103,015	6,242,709
Xilinx Inc.	67,679	3,207,308
Total Semiconductors & Semiconductor Equipment		34,563,480
Software — 4.4%
Adobe Systems Inc.	59,926	5,960,839	*
Citrix Systems Inc.	52,016	4,417,199	*
Fortinet Inc.	130,069	4,449,660	*
Microsoft Corp.	355,615	18,847,595
Oracle Corp.	36,873	1,482,295
Total Software		35,157,588
Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.	276,564	27,617,681
Hewlett Packard Enterprise Co.	134,076	2,476,384
HP Inc.	131,461	1,758,948
Western Digital Corp.	36,208	1,685,120
Total Technology Hardware, Storage & Peripherals		33,538,133
Total Information Technology		169,415,615
Materials — 3.5%
Chemicals — 1.0%
LyondellBasell Industries NV, Class A Shares	56,933	4,632,069
Sherwin-Williams Co.	10,932	3,182,196
Total Chemicals		7,814,265
Containers & Packaging — 1.9%
Avery Dennison Corp.	56,908	4,232,817
International Paper Co.	107,541	4,533,929
Packaging Corp. of America	23,774	1,622,100
Sealed Air Corp.	106,049	4,924,915
Total Containers & Packaging		15,313,761
Metals & Mining — 0.6%
Steel Dynamics Inc.	199,163	4,917,334
Total Materials		28,045,360
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	92,400	3,617,460
Verizon Communications Inc.	37,395	1,903,406
Total Telecommunication Services		5,520,866

See Notes to Financial Statements.

10	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security		Shares	Value
Utilities — 2.0%
Electric Utilities — 1.7%
American Electric Power Co. Inc.		73,597	$4,763,934
Edison International		83,949	6,013,267
Pinnacle West Capital Corp.		33,063	2,433,106
Total Electric Utilities			13,210,307
Multi-Utilities — 0.3%
CMS Energy Corp.		60,476	2,529,106
Total Utilities			15,739,413
Total Common Stocks (Cost — $604,592,523)			769,901,671
Investments in Underlying Funds — 1.0%
iShares Trust — iShares Russell 1000 Index Fund (Cost — $7,888,366)		67,609	7,881,857
Total Investments before Short-Term Investments (Cost — $612,480,889)			777,783,528

	Rate
Short-Term Investments — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $19,479,045)	0.454%	19,479,045	19,479,045
Total Investments — 99.9% (Cost — $631,959,934#)			797,262,573
Other Assets in Excess of Liabilities — 0.1%			1,016,368
Total Net Assets — 100.0%			$798,278,941

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2016

Assets:
Investments, at value (Cost — $631,959,934)	$797,262,573
Dividends and interest receivable	1,611,129
Receivable for Fund shares sold	270,444
Prepaid expenses	41,025
Total Assets	799,185,171

Liabilities:
Investment management fee payable	436,281
Payable for Fund shares repurchased	397,446
Trustees’ fees payable	922
Service and/or distribution fees payable	8
Accrued expenses	71,573
Total Liabilities	906,230
Total Net Assets	$798,278,941

Net Assets:
Par value (Note 7)	$509
Paid-in capital in excess of par value	642,379,751
Undistributed net investment income	3,474,249
Accumulated net realized loss on investments	(12,878,207)
Net unrealized appreciation on investments	165,302,639
Total Net Assets	$798,278,941

Net Assets:
Class FI	$40,793
Class I	$7,492,173
Class IS	$790,745,975

Shares Outstanding:
Class FI	2,581
Class I	478,251
Class IS	50,452,241

Net Asset Value:
Class FI (and redemption price)	$15.81
Class I (and redemption price)	$15.67
Class IS (and redemption price)	$15.67

See Notes to Financial Statements.

12	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2016

Investment Income:
Dividends	$7,587,815
Interest	23,300
Total Investment Income	7,611,115

Expenses:
Investment management fee (Note 2)	2,873,239
Fund accounting fees	37,834
Registration fees	29,176
Trustees’ fees	26,345
Legal fees	24,862
Audit and tax fees	19,568
Shareholder reports	7,557
Insurance	5,964
Custody fees	4,224
Transfer agent fees (Note 5)	1,138
Service and/or distribution fees (Notes 2 and 5)	64
Miscellaneous expenses	4,281
Total Expenses	3,034,252
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(351,909)
Net Expenses	2,682,343
Net Investment Income	4,928,772

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(9,866,075)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(10,363,951)
Net Loss on Investments	(20,230,026)
Decrease in Net Assets From Operations	$(15,301,254)

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended May 31, 2016 (unaudited) and the Year Ended November 30, 2015	2016	2015

Operations:
Net investment income	$4,928,772	$7,723,190
Net realized gain (loss)	(9,866,075)	62,568,455
Change in net unrealized appreciation (depreciation)	(10,363,951)	(75,551,255)
Decrease in Net Assets From Operations	(15,301,254)	(5,259,610)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(8,750,004)	(6,500,041)
Net realized gains	(37,873,255)	(28,378,036)
Decrease in Net Assets From Distributions to Shareholders	(46,623,259)	(34,878,077)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	33,837,049	406,824,564
Reinvestment of distributions	46,623,259	34,878,077
Cost of shares repurchased	(34,915,577)	(287,826,576)
Cost of shares redeemed in-kind (Note 8)	—	(70,625,022)
Increase in Net Assets From Fund Share Transactions	45,544,731	83,251,043
Increase (Decrease) in Net Assets	(16,379,782)	43,113,356

Net Assets:
Beginning of period	814,658,723	771,545,367
End of period*	$798,278,941	$814,658,723
*Includes undistributed net investment income of:	$3,474,249	$7,295,481

See Notes to Financial Statements.

14	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.94	$17.75	$15.55	$12.08	$10.46	$9.93

Income (loss) from operations:
Net investment income	0.07	0.11	0.12	0.14	0.11	0.11
Net realized and unrealized gain (loss)	(0.41)	(0.15)	2.53	3.45	1.65	0.52
Total income (loss) from operations	(0.34)	(0.04)	2.65	3.59	1.76	0.63

Less distributions from:
Net investment income	—	(0.11)	(0.10)	(0.12)	(0.14)	(0.10)
Net realized gains	(0.79)	(0.66)	(0.35)	—	—	—
Total distributions	(0.79)	(0.77)	(0.45)	(0.12)	(0.14)	(0.10)

Net asset value, end of period	$15.81	$16.94	$17.75	$15.55	$12.08	$10.46
Total return[3]	(2.00)%	(0.08)%	17.55%	30.03%	17.06%	6.39%[4]

Net assets, end of period (000s)	$41	$91	$1,335	$1,076	$775	$1,383

Ratios to average net assets:
Gross expenses	2.32%[5]	1.17%	1.43%	1.32%	1.65%	1.24%
Net expenses[6,7]	1.05 [5]	1.05	1.05	1.05	1.05	1.05
Net investment income	0.87 [5]	0.64	0.74	0.99	0.96	1.02

Portfolio turnover rate	10%	48%[8]	24%	37%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2016[2]	2015[3]	2012	2011	2010	2009	2008[4]

Net asset value, beginning of period	$16.96	$17.31	$10.45	$9.92	$9.06	$7.51	$11.40

Income (loss) from operations:
Net investment income	0.10	0.11	0.15	0.13	0.11	0.11	0.08
Net realized and unrealized gain (loss)	(0.42)	(0.46)	1.64	0.53	0.85	1.50	(3.97)
Total income (loss) from operations	(0.32)	(0.35)	1.79	0.66	0.96	1.61	(3.89)

Less distributions from:
Net investment income	(0.18)	—	(0.17)	(0.13)	(0.10)	(0.06)	—
Net realized gains	(0.79)	—	—	—	—	—	—
Total distributions	(0.97)	—	(0.17)	(0.13)	(0.10)	(0.06)	—

Net asset value, end of period	$15.67	$16.96	$12.07	$10.45	$9.92	$9.06	$7.51
Total return[5]	(1.85)%	(2.02)%	17.37%	6.68%[6]	10.66%	21.56%	(34.12)%

Net assets, end of period (000s)	$7,492	$4,623	$53	$45	$24	$101	$66

Ratios to average net assets:
Gross expenses	0.80%[7]	0.80%[7]	1.03%	1.07%	1.16%	2.13%	4.12%[7]
Net expenses[8,9]	0.72 [7]	0.77 [7]	0.80	0.80	0.80	0.80	0.80 [7]
Net investment income	1.28 [7]	1.13 [7]	1.28	1.28	1.20	1.37	1.40 [7]

Portfolio turnover rate	10%	48%[10,11]	43%	64%	62%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2016 (unaudited).

[3]	For the period May 1, 2015 (re-inception date) to November 30, 2015. Class I shares had previously liquidated on May 28, 2013 and resumed operations on May 1, 2015 upon shareholder investment.

[4]	For the period April 30, 2008 (inception date) to November 30, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	For the year ended November 30, 2015.

[11]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.97	$17.75	$15.54	$12.10	$10.48	$9.95

Income (loss) from operations:
Net investment income	0.10	0.17	0.16	0.17	0.15	0.13
Net realized and unrealized gain (loss)	(0.43)	(0.14)	2.53	3.44	1.64	0.53
Total income (loss) from operations	(0.33)	0.03	2.69	3.61	1.79	0.66

Less distributions from:
Net investment income	(0.18)	(0.15)	(0.13)	(0.17)	(0.17)	(0.13)
Net realized gains	(0.79)	(0.66)	(0.35)	—	—	—
Total distributions	(0.97)	(0.81)	(0.48)	(0.17)	(0.17)	(0.13)

Net asset value, end of period	$15.67	$16.97	$17.75	$15.54	$12.10	$10.48
Total return[3]	(1.91)%	0.32%	17.88%	30.28%	17.32%	6.66%[4]

Net assets, end of period (000s)	$790,746	$809,946	$770,211	$648,498	$416,669	$363,532

Ratios to average net assets:
Gross expenses	0.79%[5]	0.79%	0.79%	0.80%	0.81%	0.81%
Net expenses[6]	0.70 [5,7]	0.76 [7]	0.79	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income	1.29 [5]	0.99	1.00	1.24	1.28	1.20

Portfolio turnover rate	10%	48%[8]	24%	37%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (formerly QS Batterymarch U.S. Large Cap Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

18	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$769,901,671	—	—	$769,901,671
Investments in underlying funds	7,881,857	—	—	7,881,857
Total long-term investments	$777,783,528	—	—	$777,783,528
Short-term investments	19,479,045	—	—	19,479,045
Total investments	$797,262,573	—	—	$797,262,573

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes

20	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Prior to April 1, 2016, QS Batterymarch Financial Management (“QS Batterymarch”) was the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Prior to April 1, 2016, QS Batterymarch was a wholly-owned subsidiary of Legg Mason.

22	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors (prior to April 1, 2016, LMPFA paid QS Batterymarch) and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended May 31, 2016, fees waived and/or expenses reimbursed amounted to $351,909.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of May 31, 2016, Legg Mason and its affiliates owned 56% of the Fund.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended May 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$82,903,427
Sales	76,278,482

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$182,207,528
Gross unrealized depreciation	(16,904,889)
Net unrealized appreciation	$165,302,639

4. Derivative instruments and hedging activities

During the six months ended May 31, 2016, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$64	$329
Class I	—	33
Class IS	—	776
Total	$64	$1,138

For the six months ended May 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$326
Class I	2,334
Class IS	349,249
Total	$351,909

24	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended May 31, 2016	Year Ended November 30, 2015
Net Investment Income:
Class FI	—	$8,633
Class I	$51,169	—	[1]
Class IS	8,698,835	6,491,408
Total	$8,750,004	$6,500,041

Net Realized Gains:
Class FI	$4,221	$49,961
Class I	221,550	—	[1]
Class IS	37,647,484	28,328,075
Total	$37,873,255	$28,378,036

[1]	For the period May 1, 2015 (re-inception date) to November 30, 2015.

7. Shares of beneficial interest

At May 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2016		Year Ended November 30, 2015
	Shares	Amount	Shares		Amount
Class FI
Shares sold	—	—	57		$938
Shares issued on reinvestment	268	$4,221	3,532		58,594
Shares repurchased	(3,029)	(43,874)	(73,437)		(1,253,729)
Net decrease	(2,761)	$(39,653)	(69,848)		$(1,194,197)

Class I
Shares sold	194,531	$2,929,558	273,079	[1]	$4,580,262	[1]
Shares issued on reinvestment	17,471	272,719	—	[1]	—	[1]
Shares repurchased	(6,303)	(101,901)	(527)	[1]	(8,951)	[1]
Net increase	205,699	$3,100,376	272,552	[1]	$4,571,311	[1]

Class IS
Shares sold	2,039,656	$30,907,491	23,733,746		$402,243,364
Shares issued on reinvestment	2,967,114	46,346,319	2,102,626		34,819,483
Shares repurchased	(2,292,520)	(34,769,802)	(17,309,191)		(286,563,896)
Shares redeemed in-kind	—	—	(4,170,838)		(70,625,022)
Net increase	2,714,250	$42,484,008	4,356,343		$79,873,929

[1]	For the period May 1, 2015 (re-inception date) to November 30, 2015.

QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

8. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended November 30, 2015, the Fund had redemptions-in-kind with total proceeds in the amount of $70,625,022. The net realized gains on these redemptions-in-kind amounted to $27,000,814, which will not be realized for tax purposes.

9. Deferred capital losses

As of November 30, 2015, the Fund had deferred capital losses of $580,224, which have no expiration date, that will be available to offset future taxable capital gains.

26	QS U.S. Large Cap Equity Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held in November 2015, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which

QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) provided day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Batterymarch, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

At a subsequent meeting of the Trust’s Board of Trustees held in February 2016, the Board considered and approved for an annual period a sub-advisory agreement with QS Investors, LLC (“QS”) pursuant to which QS would provide day-to-day management of the Fund’s portfolio. The sub-advisory agreement with QS replaced the sub-advisory agreement with QS Batterymarch upon the reorganization of QS Batterymarch with and into QS, effective April 1, 2016. QS is an indirect wholly-owned subsidiary of Legg Mason, Inc. Noting that the sub-advisory agreement with QS is substantially identical to the sub-advisory agreement with QS Batterymarch and that there would be no changes to the nature, scope and quality of the services provided or the fees therefor, the Independent Trustees approved the sub-advisory agreement with QS based on an evaluation of several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees

QS U.S. Large Cap Equity Fund	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS (formerly, QS Batterymarch), the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional large-cap core funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided

28	QS U.S. Large Cap Equity Fund

with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2015. The Fund performed better than the median performance of the funds in the Performance Universe for each period and was ranked in the first quintile of the funds in the Performance Universe for the three- and five-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2015, which showed that the Fund’s performance was below the Lipper category average during the third quarter and year-to-date period. The Trustees noted that the Manager and QS (formerly, QS Batterymarch) were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board was satisfied with the Fund’s performance and with management’s efforts to continue to improve the Fund’s performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and QS (formerly, QS Batterymarch) charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including

QS U.S. Large Cap Equity Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of four institutional large-cap core enhanced index funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all institutional enhanced index large-cap core funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and was higher than the average management fee paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and was higher than the average total expense ratio of the funds in the Expense Universe. The Trustees noted the Manager’s fee waiver and/or expense reimbursement arrangement and the lowering of the expense cap for the Fund that was not reflected in the Lipper data.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board noted, however, that the Contractual Management Fee increases the potential for sharing economies of scale with shareholders to the extent the Fund’s assets grow than if no breakpoints were in place. The Board also noted that to the extent the

30	QS U.S. Large Cap Equity Fund

Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS U.S. Large Cap Equity Fund	31

QS

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS U.S. Large Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/16 SR16-2809

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: July 22, 2016